Deferred Revenues	12 Months Ended
Dec. 31, 2016
Deferred Revenue Disclosure [Abstract]
Deferred Revenues

ote 10: Deferred Revenues

Deferred revenues were as follows:

	December 31,
	2016	2015
	(in millions)
Hilton Honors points sales	$29	$233
Other	13	18

	$42	$251

In 2013, we sold Hilton Honors points to issuers of Hilton Honors co-branded credit cards and recorded deferred revenue upon receipt of the cash. The deferred revenue balance is reduced, and revenue is recognized, as the issuers use the points for promotions, rewards and incentive programs and certain other activities.